Income Taxes - Schedule of Deferred Tax Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Deferred income tax assets
Net operating losses	$ 42,013
Other	4,409
Deferred income tax assets	46,422
Deferred income tax liabilities
Oil and natural gas properties	(377,362)
Derivative contracts	(25,922)
Deferred tax liabilities	(403,284)
Deferred tax liabilities, net	$ (356,862)